Summary of Accounting Policies Summary of Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Capitalized Software Development Costs [Abstract]
Capitalized Computer Software Additions	$ 4
Capitalized Computer Software Amortization	8	10	10
Capitalized Software Development Costs For Software Sold To Customers	5	9
Deferred Costs, Leasing, Net [Abstract]
Amortization of Deferred Leasing Fees	11	13	19
Deferred Costs, Leasing, Net, Noncurrent	26
Marketing and Advertising Expense [Abstract]
Other Deferred Cost, Amortization Expense	27	30	34
Deferred Advertising Costs	59	73
Prior Period Reclassification Adjustment Expense		23	20
Prior Period Reclassification Adjustment Revenue		$ 19	$ 21